Income Taxes (Details) - Schedule of reconciliation of federal income tax rate and effective tax rate - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of federal income tax rate and effective tax rate [Abstract]
Statutory tax rate					21.00%	21.00%
State taxes, net of federal benefit					$ 1.03	$ 8.44
Research and development credits	$ 104	$ 763	$ 417	$ 2,499	0.35	4.53
Non-deductible expenses					(18.43)	(1.92)
Valuation allowance					(3.86)	(30.92)
Uncertain tax positions					(0.09)
Other						$ (1.13)
Effective tax rate					0.00%	0.00%